Stock Incentive Plans (Details 3) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of stock options outstanding
Options Outstanding, Number Outstanding	1,162
Options Outstanding, Weighted Average Exercise Price	$ 46.40
Options Outstanding, Weighted Average Remaining Contract Life	6 years 9 months
Options Exercisable, Number Exercisable	313
Options Exercisable, Weighted Average Exercise Price	$ 40.82
Options Exercisable,Weighted Average Remaining Contract Life	6 years 0 months
Options Outstanding, Aggregate Intrinsic Value	$ 17,095,000
Options Exercisable, Aggregate Intrinsic Value	$ 6,341,000
Range One [Member]
Summary of stock options outstanding
Range of Per Share Exercise Prices	$30-$40
Options Outstanding, Number Outstanding	271
Options Outstanding, Weighted Average Exercise Price	$ 36.80
Options Outstanding, Weighted Average Remaining Contract Life	6 years 3 months
Options Exercisable, Number Exercisable	132
Options Exercisable, Weighted Average Exercise Price	$ 36.58
Options Exercisable,Weighted Average Remaining Contract Life	5 years 5 months
Range Two [Member]
Summary of stock options outstanding
Range of Per Share Exercise Prices	$40-$50
Options Outstanding, Number Outstanding	593
Options Outstanding, Weighted Average Exercise Price	$ 45.31
Options Outstanding, Weighted Average Remaining Contract Life	7 years 7 months
Options Exercisable, Number Exercisable	181
Options Exercisable, Weighted Average Exercise Price	$ 43.90
Options Exercisable,Weighted Average Remaining Contract Life	6 years 3 months
Range Three [Member]
Summary of stock options outstanding
Range of Per Share Exercise Prices	$50+
Options Outstanding, Number Outstanding	298
Options Outstanding, Weighted Average Exercise Price	$ 57.33
Options Outstanding, Weighted Average Remaining Contract Life	10 years 0 months
Options Exercisable, Number Exercisable	0
Options Exercisable, Weighted Average Exercise Price	$ 0
Options Exercisable,Weighted Average Remaining Contract Life	0 years 0 months